Share option scheme and restricted stock units - Narrative (Details)	12 Months Ended
	Jan. 31, 2019 GBP (£) year shares	Jan. 31, 2018 GBP (£) year shares	Jan. 31, 2017 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options voluntarily surrendered | shares	12,397,841	1,430,532
Share-based payment | £	£ 4,743,000	£ 1,607,000	£ 1,379,000
Number of share options exercisable in share-based payment arrangement (in shares) | shares	1,029,228	2,042,546
Weighted average exercise price of share options exercisable in share-based payment arrangement (in pounds per share) | £	£ 0.82	£ 1.00
Number of outstanding options (in Pounds per share) | £	£ 0.35	£ 1.43	£ 1.17
Share options, remaining contractual life | year	9.2	7.9
Number of RSUs exercisable in share-based payment arrangement (in shares) | shares	0	0
Weighted average exercise price of RSUs exercisable in share-based payment arrangement (in Pounds per share) | £	£ 0.01	£ 0.01
RSUs, remaining contractual life | year	1.8	0.9
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	39.00%
Expected volatility, RSUs granted	50.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	134.00%
Expected volatility, RSUs granted	57.00%
Share Options, Voluntarily Surrendered
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options voluntarily surrendered | shares	7,172,054